SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT REPORTING
Schedule of information by Segment

	For the six months ended June 30,
	2022	2023
	US$	US$
Reportable segment revenue:
Mining pool[1]	485,556	137,440
Data center	9,567	15,294
Cryptocurrency mining	37,823	11,590
Others	200	—
Inter-segment[2]	(40,949)	(17,387)
Total segment and consolidated revenue	492,197	146,937
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool[1]	(482,775)	(136,910)
Data center	(4,319)	(11,491)
Cryptocurrency mining	(19,871)	(8,131)
Others	(2,050)	(281)
Inter-segment[2]	40,949	17,387
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(468,066)	(139,426)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	(4,748)	(606)
Data center	(2,343)	(1,183)
Cryptocurrency mining	(8,695)	(3,436)
Total segment and consolidated cost of revenue-depreciation and amortization	(15,786)	(5,225)
Total segment and consolidated cost	(483,852)	(144,651)
Reconciling items:
Operating expenses	(14,887)	(12,258)
Other operating income	276	210
Government grant	9	—
Other operating expenses	(1,515)	(302)
Net (loss) gain on disposal of cryptocurrencies	(2,057)	5,804
Impairment of cryptocurrency assets	(12,620)	(3,254)
Impairment of property and equipment	(836)	—
Changes in fair value of contingent considerations	1,247	—
Operating loss	(22,038)	(7,514)
Other income, net	554	407
Interest income	106	42
Interest expense	(218)	—
Gain from equity method investments	151	939
Changes in fair value of derivative instruments	—	275
Net loss	(21,445)	(5,851)

[1]

The mining pool revenues for the six months ended June 30, 2022 include US$485,556 from providing primary mining pool services and nil from providing sub mining pool services. The mining pool revenues for the six months ended June 30, 2023 include US$14,456 from providing primary mining pool services and US$122,984 from providing sub mining pool services.

[2]

The inter-segment eliminations mainly consist of (a) cryptocurrency mining revenue of US$34,778 and US$11,558 generated from computing power provided by cryptocurrency mining segment to mining pool segment for the six months ended June 30, 2022 and 2023, respectively and corresponding cost of revenue of US$34,778 and US$11,558 incurred by mining pool segment for the six months ended June 30, 2022 and 2023, respectively, and (b) data center revenue of US$6,171 and US$5,829 generated from data center services provided by data center segment to cryptocurrency mining segment for the six months ended June 30, 2022 and 2023, respectively, and corresponding data center services cost of US$6,171 and US$5,829 incurred by cryptocurrency mining segment for the six months ended June 30, 2022 and 2023, respectively, which have been eliminated upon consolidation.

Schedule of revenue by the geographical locations of the customers

	For the six months ended June 30,
Revenues	2022	2023
	US$	US$
Hong Kong	29,373	—
USA	12,195	26,884
Kazakhstan	6,014	—
Europe	8	—
Blockchain	485,556	15,654
British Virgin Islands	—	80,935
Cayman Islands	—	40,851
Inter-segment	(40,949)	(17,387)
	492,197	146,937

Schedule of long-lived assets by geographical locations

Long-lived assets	As of December 31, 2022	As of June 30, 2023
	US$	US$
USA	29,317	31,134
Hong Kong	1,365	764
Mainland China	300	206
Kazakhstan	373	—
	31,355	32,104